LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of lease cost and other disclosure

	2022	2021

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$15,051	$—
Interest on Lease Liabilities	14,577	—
Operating Lease Cost	1,479,305	730,881
Short-Term Lease Costs	933,424	669,003
Total Lease Expenses	$2,442,357	$1,399,884

Summary of future minimum financial lease payments under non-cancelable financial lease

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2023	$1,371,629	$919,231	$118,069	$2,408,929
2024	1,399,456	931,720	118,069	2,449,245
2025	1,399,104	874,271	148,656	2,422,031
2026	1,372,745	890,899	—	2,263,644
2027	1,126,862	908,026	—	2,034,888
Thereafter	2,138,205	3,166,607	—	5,304,812
Total Future Minimum Lease Payments	8,808,001	7,690,754	384,794	16,883,549
Less Imputed Interest	(2,792,842)	(2,768,710)	(103,987)	(5,665,539)
Present Value of Lease Liability	6,015,159	4,922,044	280,807	11,218,010
Less Current Portion of Lease Liability	(710,793)	(367,178)	(66,790)	(1,144,761)
Present Value of Lease Liability, Net of Current Portion	$5,304,366	$4,554,866	$214,017	$10,073,249

Schedule of lease measurement of lease liabilities

	2022	2021
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$9,802	$—
Operating Cash Flows from Operating Leases	$1,446,649	$712,358
Financing Cash Flows from Finance Leases	$20,215	$—

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$301,022	$—
Recognition of Right-of-Use Assets for Operating Leases	$8,614,907	$1,419,650

Weighted-Average Remaining Lease Term (Years) - Finance Leases	3.00	—
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7.00	8.00

Weighted-Average Discount Rate - Finance Leases	20.40%	—
Weighted-Average Discount Rate - Operating Leases	12.02%	17.00%